Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2014
Organization and Principal Activities
Schedule of the Company's wholly owned subsidiaries

As of December 31, 2014, the Company’s significant subsidiaries are as follows:

	Place of Incorporation	Date of Incorporation	Percentage of Ownership (%)
Country Style Cooking International Restaurant Chain Group Ltd.	Hong Kong	August 23, 2007	100
Country Style Cooking (Chongqing) Investment Co., Ltd.	Chongqing, PRC	September 24, 2007	100
Chongqing Xinghong Growing Rich Management Co., Ltd.	Chongqing, PRC	March 25, 2008	100
Sichuan Country Style Cooking Restaurant Co., Ltd.	Chengdu, PRC	October 4, 2008	100
Xi’an Country Style Cooking Restaurant Co., Ltd.	Xi’an, PRC	May 19, 2008	100
Changsha Country Style Cooking Restaurant Co., Ltd.	Changsha, PRC	October 4, 2009	100
Shanghai Country Style Cooking Restaurant Co., Ltd.	Shanghai, PRC	September 1, 2009	100
Guizhou Country Style Cooking Restaurant Co., Ltd.	Guiyang, PRC	September 26, 2010	100
Beijing Country Style Cooking Restaurant Co., Ltd.	Beijing, PRC	September 27, 2011	100
Country (Chongqing) Commerce and Trading Co., Ltd.	Chongqing, PRC	May 23, 2012	100
Yunnan CountryStyle CookingRestaurant Co., Ltd.	Yunnan, PRC	May 28,2012	100
Wuhan CountryStyle CookingRestaurant Co., Ltd.	Wuhan, PRC	April 8,2014	100